Financial assets, liabilities and financial result (excluding Orange Bank) - Market value of derivatives - Components (Details) - Telecom activities, operating segment [member] - Operating segments [member] - EUR (€)
€ in Millions
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ 324	€ (162)	€ (447)
Derivatives held for trading	(187)	(298)	(282)
Net derivatives	138	(460)	(729)
Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	328	(160)	(447)
Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Hedging derivatives	€ (4)	€ (2)	€ 0